Earnings Per Share (Table)	12 Months Ended
Mar. 31, 2021
Earnings per share [abstract]
Earnings Per Share

	March 31,
	2021	2020
	$	$
Net loss	(17,338)	(39,667)

Weighted average number of common shares outstanding	58,209,375	56,399,499
Basic and diluted loss per share	(0.30)	(0.70)